Segment Information (Tables)	12 Months Ended
Sep. 30, 2025
Segment Information [Abstract]
Schedule of Integrated Cross-Border Logistics Revenue

Information for the Company’s breakdown of integrated cross-border logistics revenue destination for the years ended September 30, 2023, 2024 and 2025 are as follows:

	For the year ended September 30,
	2023		2024		2025
	USD		USD		USD
Australia	$14,985,267	88.8%	$13,151,359	87.0%	$19,629,287	90.3%
New Zealand	1,887,272	11.2%	1,965,424	13.0%	2,098,449	9.7%
Total integrated cross-border logistics revenue	$16,872,539	100.0%	$15,116,783	100.0%	$21,727,736	100%